                                 SEMI-ANNUAL REPORT
                                 As of June 30, 1997




                          [Pacific Innovations Trust Logo]



                                --------------------
                                  Not FDIC Insured
                                --------------------

                     SEMI-ANNUAL REPORT SHAREHOLDER LETTER

August 11, 1997

Dear Shareholders:

     We are pleased to share with you the first semi-annual report, dated June 30, 1997, for the Pacific Innovations Variable Annuity and Pacific Innovations Trust (both "Pacific Innovations"). Offered by Pacific Mutual Life Insurance Company, Pacific Innovations is a flexible premium deferred variable annuity contract available to individuals as well as certain tax-qualified retirement plans.

     In addition to a Fixed Investment Option, seven Variable Investment Options are currently available, each one investing in shares of a corresponding Fund of the Pacific Innovations Trust. Five of the Funds are advised by Bank of America:
Money Market Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund and Aggressive Growth Fund. Two other funds, the Managed Bond Fund and the International Fund, are sub-advised by Scudder, Stevens & Clark, Inc., and Wellington Management Company, LLP, respectively.

     Thank you for your support of Pacific Innovations. We look forward to continued growth in assets for the remainder of 1997 and beyond.

Sincerely,
/s/ Edward S. Bottum

Edward S. Bottum
Chairman
Pacific Innovations Trust

                           PACIFIC INNOVATIONS TRUST
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                           JUNE 30, 1997 (UNAUDITED)

                               MONEY MARKET FUND
                               MANAGED BOND FUND
                              CAPITAL INCOME FUND
                                 BLUE CHIP FUND
                              MID-CAP EQUITY FUND
                             AGGRESSIVE GROWTH FUND
                               INTERNATIONAL FUND

MONEY MARKET FUND
--------------------------------------------------------------------------------

                                    MATURITY   PAR
                                      DATE    (000)     VALUE
                                    --------  ------  ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 67.7%
FEDERAL AGRICULTURAL MORTGAGE CORP. -- 3.9%
      5.43%.......................  07/21/97  $  212  $  211,360
                                                      ----------
FEDERAL FARM CREDIT BANK -- 13.5%
      5.48%.......................  07/11/97     100      99,848
      5.42%.......................  07/23/97     140     139,536
      5.44%.......................  08/08/97     100      99,426
      5.44%.......................  09/04/97     100      99,018
      5.93%.......................  07/01/97     300     300,000
                                                      ----------
    TOTAL FEDERAL FARM CREDIT BANK..........             737,828
                                                      ----------
FEDERAL HOME LOAN BANK -- 17.9%
      5.50%.......................  08/07/97     125     124,293
      5.47%.......................  09/03/97     100      99,028
      5.43%.......................  11/07/97     100      98,054
      5.47%.......................  12/11/97     175     170,666
      6.00%.......................  09/24/97     100     100,067
      6.00%.......................  09/30/97     385     385,252
                                                      ----------
    TOTAL FEDERAL HOME LOAN BANK............             977,360
                                                      ----------
FEDERAL HOME LOAN MORTGAGE CORP. -- 13.9%
      5.43%.......................  07/21/97      46      45,861
      5.53%.......................  08/06/97     167     166,077
      5.42%.......................  08/13/97     100      99,353
      5.44%.......................  08/13/97     100      99,350
      5.43%.......................  09/04/97     150     148,529
      5.47%.......................  09/04/97      50      49,506
      5.49%.......................  09/04/97     100      99,009
      5.44%.......................  09/16/97      50      49,418
                                                      ----------
    TOTAL FEDERAL HOME LOAN MORTGAGE
      CORP..................................             757,103
                                                      ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 18.5%
      5.51%.......................  08/27/97     180     178,430
      5.47%.......................  09/05/97     150     148,496
      5.49%.......................  09/05/97      50      49,497
      5.55%.......................  09/18/97      60      59,269
      5.43%.......................  10/20/97     400     393,303
      5.48%.......................  10/20/97     180     176,959
                                                      ----------
    TOTAL FEDERAL NATIONAL MORTGAGE DISCOUNT
      NOTES.................................           1,005,954
                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $3,689,605).........................           3,689,605
                                                      ----------

                                    MATURITY   PAR
                                      DATE    (000)     VALUE
                                    --------  ------  ----------
REPURCHASE AGREEMENTS -- 31.9%
Dean Witter Reynolds, Inc.
    6.15% dated 06/30/97,
    repurchase price $1,250,214
    (collateralized by Federal
    National Mortgage Association,
    par value $439,835 and
    $926,566, market value
    $443,010 and $831,990 due
    02/01/17 and 12/01/25,
    respectively).................  07/01/97  $1,250  $1,250,000
HSBC Securities, Inc.
    6.15% dated 06/30/97,
    repurchase price $489,084
    (collateralized by Federal
    National Mortgage Association,
    par value $150,000, $331,143
    and $135,000, market value
    $106,607, $268,448 and
    $127,138 due 02/01/09,
    09/01/10 and 09/01/11,
    respectively).................  07/01/97     489     489,000
                                                      ----------
TOTAL REPURCHASE AGREEMENTS (COST
  $1,739,000)...............................           1,739,000
                                                      ----------
TOTAL INVESTMENTS -- 99.6%
  (COST $5,428,605).........................           5,428,605
                                                      ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.4%.......................              21,732
                                                      ----------
NET ASSETS -- 100.0%........................          $5,450,337
                                                      ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

MANAGED BOND FUND
--------------------------------------------------------------------------------

                                   MATURITY    PAR
                                     DATE     (000)     VALUE
                                   --------  -------  ----------
CORPORATE OBLIGATIONS -- 23.0%
AEROSPACE -- 2.3%
    Northrop Gruman Corp. Notes
      7.00%......................  03/01/06  $   150  $  147,423
                                                      ----------
FINANCIAL -- BANK & TRUST -- 10.3%
    Deutsche Bank Financial Notes
      7.50%......................  04/25/09      250     254,063
    Royal Bank of Scotland Notes
      7.38%......................  04/01/06      250     246,563
    Wells Fargo Global Notes
      6.13%......................  11/01/03      150     143,438
                                                      ----------
    TOTAL FINANCIAL -- BANK & TRUST........              644,064
                                                      ----------
REAL ESTATE -- 6.3%
    Avalon Properties Notes
      7.38%......................  09/15/02      100     100,625
    Simon Debartolo Group Notes
      6.88%......................  11/15/06      100      97,250
    Spieker Properties Notes
      7.13%......................  12/01/06      100      96,750
    Taubman Realty Group Medium
      Term Notes
      7.22%......................  06/15/01      100     100,000
                                                      ----------
    TOTAL REAL ESTATE......................              394,625
                                                      ----------
RETAIL & MERCHANDISING -- 4.1%
    Penney J.C. & Co. Notes
      7.25%......................  04/01/02      250     253,750
                                                      ----------
TOTAL CORPORATE OBLIGATIONS
  (COST $1,421,789)........................            1,439,862
                                                      ----------
ASSET BACKED SECURITIES -- 25.8%
    Advanta Series 1997-1
      7.10%......................  04/25/00      250     251,250
    CFAC Grantor Trust Series
      1989-A
      9.25%......................  05/15/98       66      66,735
    CIT RV Trust Series 1996-A
      5.40%......................  12/15/11       51      50,315
    Green Tree Financial Corp.
      Series 1995-8
      7.30%......................  12/15/26      250     250,938
    Green Tree Financial Corp.
      Series 1996-2
      7.90%......................  04/15/27      250     250,625
    Green Tree Home Improvement
      Loan Trust Series 1995-D
      7.45%......................  09/15/25       40      39,775
    Green Tree Home Improvement
      Loan Trust Series 1997-A
      6.75%......................  08/15/23      150     150,327
    Union Acceptance Corp. Series
      1997-B
      6.37%......................  04/10/01      250     250,056
    UCFC Home Equity Loan Series
      1997-A1
      6.98%......................  04/15/16      150     151,031

                                   MATURITY    PAR
                                     DATE     (000)     VALUE
                                   --------  -------  ----------
    Western Financial
      Series 1997-A
      6.50%......................  09/20/01  $   150  $  150,362
                                                      ----------
TOTAL ASSET BACKED SECURITIES
  (COST $1,593,189)........................            1,611,414
                                                      ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.6%
    Merrill Lynch Trust Series 45
      9.10%......................  09/20/14      120     125,043
    Painewebber Mortgage Series
      1993-6
      6.90%......................  08/25/08      100     100,115
    Residential Funding Mortgage
      Series 1996-S15
      7.75%......................  01/25/07      246     249,392
                                                      ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $469,808)..........................              474,550
                                                      ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.4%
FEDERAL HOME LOAN MORTGAGE CORP. -- 2.4%
    9.00%........................  11/01/01       26      27,402
    9.00%........................  10/01/02       61      63,485
    9.00%........................  12/01/04       56      57,596
                                                      ----------
    TOTAL FEDERAL HOME LOAN MORTGAGE
      CORP. ...............................              148,483
                                                      ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 16.0%
    9.00%........................  02/15/20      389     416,573
    9.00%........................  04/15/20      106     112,145
    10.00%.......................  07/15/22      428     470,369
                                                      ----------
    TOTAL GOVERNMENT NATIONAL MORTGAGE
      ASSOCIATION..........................              999,087
                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $1,148,303)........................            1,147,570
                                                      ----------
U.S. TREASURY OBLIGATIONS -- 18.8%
U.S. TREASURY BILLS -- 1.6%
    4.70%........................  07/24/97      100      99,695
                                                      ----------
U.S. TREASURY NOTES -- 17.2%
    5.88%........................  02/28/99      625     623,531
    6.50%........................  05/31/02      450     451,552
                                                      ----------
    TOTAL U.S. TREASURY NOTES..............            1,075,083
                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $1,176,076)........................            1,174,778
                                                      ----------
                                             SHARES
                                             -------
SHORT TERM INVESTMENTS -- 5.1%
    Temporary Investment Cash
      Fund.......................            160,450     160,450
    Temporary Investment Fund....            160,450     160,450
                                                      ----------
TOTAL SHORT TERM INVESTMENTS
  (COST $320,900)..........................              320,900
                                                      ----------
TOTAL INVESTMENTS -- 98.7%
  (COST $6,130,065)........................            6,169,074
                                                      ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.3%......................               80,123
                                                      ----------
NET ASSETS -- 100.0%.......................           $6,249,197
                                                      ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

CAPITAL INCOME FUND
--------------------------------------------------------------------------------

                                   MATURITY    PAR
                                     DATE     (000)     VALUE
                                   --------  -------  ----------
CONVERTIBLE BONDS -- 41.5%
BASICS -- 0.6%
    Agnico Eagle Mines Ltd.
      3.50%......................  01/27/04  $    65  $   51,431
                                                      ----------
CAPITAL GOODS -- 4.4%
    Thermo Electron Corp. 144A
      4.25%......................  01/01/03       90      96,975
    Trinova Corp.
      6.00%......................  10/15/02       25      25,969
    United Waste Systems, Inc.
      4.50%......................  06/01/01       65      87,669
    US Filter Corp.
      4.50%......................  12/15/01       70      67,900
    US Waste Services, Inc.
      4.00%......................  02/01/02       75      80,625
                                                      ----------
    TOTAL CAPITAL GOODS....................              359,138
                                                      ----------
CONSUMER CYCLICALS -- 8.8%
    CUC International, Inc. 144A
      3.00%......................  02/15/02       90      95,287
    Hilton Hotels
      5.00%......................  05/15/06       85      90,525
    Home Depot, Inc.
      3.25%......................  10/01/01       75      85,687
    Magna International, Inc.
      5.00%......................  10/15/02       70      84,087
    Nine West Group, Inc. 144A
      5.50%......................  07/15/03       75      67,594
    Personnel Group
      5.75%......................  07/01/04       75      80,531
    Pier 1 Imports, Inc.
      5.75%......................  10/01/03       40      62,800
    Protection One Alarm
      Monitoring
      6.75%......................  09/15/03       65      66,219
    Saks Holdings, Inc.
      5.50%......................  09/15/06       90      78,525
                                                      ----------
    TOTAL CONSUMER CYCLICALS...............              711,255
                                                      ----------
CONSUMERS STAPLES -- 1.7%
    Boston Chicken, Inc.
      7.75%......................  05/01/04       70      63,962
    Grand Metropolitan PLC 144A
      6.50%......................  01/31/00       50      69,375
                                                      ----------
    TOTAL CONSUMERS STAPLES................              133,337
                                                      ----------
ENERGY -- 4.6%
    Diamond Offshore Drilling,
      Inc.
      3.75%......................  02/15/07       75      87,000
    Nabors Industries, Inc.
      5.00%......................  05/15/06       50      75,375
    Pennzoil Co.
      4.75%......................  10/01/03       50      64,312
    Seacor Holdings, Inc. 144A
      5.38%......................  11/15/06       50      52,500
    Seacor Holdings, Inc.
      5.38%......................  11/15/06       20      21,000
    Swift Energy Co.
      6.25%......................  11/15/06       75      74,625
                                                      ----------
    TOTAL ENERGY...........................              374,812
                                                      ----------

                                   MATURITY    PAR
                                     DATE     (000)     VALUE
                                   --------  -------  ----------
FINANCIAL SERVICES -- 3.6%
    Berkshire Hathaway, Inc.
      1.00%......................  12/02/01  $    75  $   77,812
    Nac Re Corp. 144A
      5.25%......................  12/15/02       55      60,775
    Penn Treaty American Corp.
      144A
      6.25%......................  12/01/03       15      18,862
    Penn Treaty American Corp.
      6.25%......................  12/01/03       40      50,300
    Westbridge
      7.50%......................  05/01/04       75      82,125
                                                      ----------
    TOTAL FINANCIAL SERVICES...............              289,874
                                                      ----------
HEALTH CARE -- 4.2%
    Alza Corp.
      5.00%......................  05/01/06       85      86,169
    Phycor, Inc.
      4.50%......................  02/15/03       80      86,600
    Sandoz Capital Ltd
      2.00%......................  10/06/02       50      75,750
    Tenet Healthcare Corp.
      6.00%......................  12/01/05       70      88,025
                                                      ----------
    TOTAL HEALTH CARE......................              336,544
                                                      ----------
HEALTHCARE SERVICES -- 3.7%
    Alternative Living
      7.00%......................  06/01/04       70      84,087
    Arv Assisted Living
      6.75%......................  04/01/06       40      36,000
    FPA Medical Management 144A
      6.50%......................  12/15/01       75      85,594
    Sunrise Assisted Living Inc.
      5.50%......................  06/15/02       85      96,263
                                                      ----------
    TOTAL HEALTHCARE SERVICES..............              301,944
                                                      ----------
TECHNOLOGY -- 8.0%
    Adaptec, Inc. 144A
      4.75%......................  02/01/04       75      74,344
    Adaptec Inc.
      4.75%......................  02/01/04       10       9,912
    Analog Devices, Inc.
      3.50%......................  12/01/00       50      71,812
    Atmel Corp.[STEP] [A]
      3.43%......................  06/01/02       80      85,600
    EMC Corp. 144A
      3.25%......................  03/15/02       80      86,600
    Itron, Inc. 144A
      6.75%......................  03/31/04       55      69,712
    Photronics Inc.
      6.00%......................  06/01/04       75      81,656
    Solectron Corp. 144A
      6.00%......................  03/01/06       75      93,094
    Xilinx, Inc.
      5.25%......................  11/01/02       65      74,912
                                                      ----------
    TOTAL TECHNOLOGY.......................              647,642
                                                      ----------

--------------------------------------------------------------------------------

                                   MATURITY    PAR
                                     DATE     (000)     VALUE
                                   --------  -------  ----------
TRANSPORTATION -- 1.9%
    Airborne Freight Corp.
      6.75%......................  08/15/01  $    55  $   65,794
    Alaska Air Group, Inc.
      6.88%......................  06/15/14       90      88,650
                                                      ----------
    TOTAL TRANSPORTATION...................              154,444
                                                      ----------
TOTAL CONVERTIBLE BONDS
  (COST $3,181,355)........................            3,360,421
                                                      ----------
CONVERTIBLE ZERO COUPON BONDS [A] -- 7.7%
CONSUMER CYCLICALS -- 3.1%
    Marriott International
      1.83%......................  03/25/11      130      79,950
    Pep Boys, Inc.
      4.23%......................  09/20/11      150      84,750
    Times Mirror Co.
      4.68%......................  04/15/17      220      89,375
                                                      ----------
    TOTAL CONSUMER CYCLICALS...............              254,075
                                                      ----------
ENERGY -- 1.0%
    Baker Hughes, Inc.
      2.38%......................  05/05/08      100      79,875
                                                      ----------
HEALTH CARE -- 2.2%
    Alza Corp.
      4.84%......................  07/14/14      155      68,975
    Roche Holdings, Inc. 144A
      6.37%......................  05/06/12      140      60,375
    Roche Holdings, Inc.
      5.94%......................  04/20/10      100      50,000
                                                      ----------
    TOTAL HEALTH CARE......................              179,350
                                                      ----------
TECHNOLOGY -- 1.4%
    Motorola, Inc.
      1.83%......................  09/27/13      130     115,700
                                                      ----------
TOTAL CONVERTIBLE ZERO COUPON BONDS
  (COST $590,921)..........................              629,000
                                                      ----------
                                             SHARES
                                             -------
COMMON STOCK -- 8.6%
CONSUMER PRODUCTS & SERVICES -- 1.1%
    Colgate-Palmolive Co. .................    1,300  $   84,825
                                                      ----------
FINANCIAL -- BANK & TRUST -- 2.9%
    Barnett Banks, Inc. ...................    1,500      78,750
    Fifth Third Bancorp....................    1,000      82,031
    Wells Fargo & Co. .....................      275      74,113
                                                      ----------
    TOTAL FINANCIAL -- BANK & TRUST........              234,894
                                                      ----------
HEALTH CARE -- 4.6%
    American Home Products Corp. ..........      975      74,588
    Bristol-Meyers Squibb Co. .............    1,000      81,000
    Schering-Plough Corp. .................    1,720      82,345
    Warner-Lambert Co. ....................    1,100     136,675
                                                      ----------
    TOTAL HEALTH CARE......................              374,608
                                                      ----------
TOTAL COMMON STOCK
  (COST $642,468)..........................              694,327
                                                      ----------

                                             SHARES     VALUE
                                             -------  ----------
CONVERTIBLE PREFERRED STOCK -- 32.9%
BASICS -- 3.2%
    Cyprus AMAX Minerals...................    1,500  $   81,375
    Freeport -- Mcmoran, Inc. .............    3,200      87,600
    International Paper Co. ...............    1,700      90,100
                                                      ----------
    TOTAL BASICS...........................              259,075
                                                      ----------
CAPITAL GOODS -- 3.2%
    Corning Glass Works....................    1,000      87,000
    Elsag Baily............................    2,000      82,250
    Mcdermott International, Inc. Series
      C....................................    1,900      90,488
                                                      ----------
    TOTAL CAPITAL GOODS....................              259,738
                                                      ----------
CONSUMER CYCLICALS -- 4.7%
    Felcor Suite Hotels, Inc. Series C.....    3,000      88,875
    Kmart Financing, Inc. .................      900      49,388
    Owens Corning Capital 144A.............    1,500      86,063
    SFX Broadcasting, Inc. ................    1,300      72,800
    Wendy's Financing, Inc. ...............    1,400      82,075
                                                      ----------
    TOTAL CONSUMER CYCLICALS...............              379,201
                                                      ----------
CONSUMER STAPLES -- 1.1%
    AJL Peps Trust.........................    4,900      85,444
                                                      ----------
ENERGY -- 3.2%
    MCN Corp. .............................    3,300      91,988
    Occidental Petroleum Corp. 144A........    1,400      81,900
    Unocal Corp. ..........................    1,450      83,738
                                                      ----------
    TOTAL ENERGY...........................              257,626
                                                      ----------
FINANCIAL -- 9.1%
    Ahmanson, H.F. ........................      700      64,750
    American Bankers Insurance Group.......    1,200      87,000
    Frontier Insurance 144A................    2,150     160,175
    Glendale Federal Savings Bank of
      Ca. .................................    1,650     107,250
    Integon Corp. .........................    1,000      66,375
    Penncorp Financial 144A................    1,400      88,375
    Sovereign Bancorp......................      900      85,388
    St. Paul Capital Corp. ................    1,200      83,100
                                                      ----------
    TOTAL FINANCIAL........................              742,413
                                                      ----------
HEALTH CARE -- 0.9%
    Aetna, Inc. Cl C.......................      800      75,000
                                                      ----------
INSURANCE -- 1.1%
    American Life Heritage.................    1,600      88,000
                                                      ----------
TECHNOLOGY -- 1.5%
    Loral Space and Communications 144A....      860      42,570
    Microsoft Corp.*.......................      900      78,244
                                                      ----------
    TOTAL TECHNOLOGY.......................              120,814
                                                      ----------
TRANSPORTATION -- 0.9%
    CNF Transportation Inc. ...............    1,300      72,800
                                                      ----------

CAPITAL INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------

                                             SHARES     VALUE
                                             -------  ----------
UTILITIES -- ELECTRIC -- 4.0%
    Airtouch Communications Class C........    1,800  $   86,400
    Calenergy Capital Trust II 144A........    1,400      78,050
    Citizens Utilities Trust...............    2,100      91,875
    Sprint Corp. ..........................    2,000      72,250
                                                      ----------
    TOTAL UTILITIES -- ELECTRIC............              328,575
                                                      ----------
TOTAL CONVERTIBLE PREFERRED STOCK
  (COST $2,474,926)........................            2,668,686
                                                      ----------
SHORT TERM INVESTMENTS -- 9.7%
    Temporary Investment Cash Fund.........  391,135     391,135
    Temporary Investment Fund..............  391,135     391,135
                                                      ----------
    TOTAL SHORT TERM INVESTMENTS
      (COST $782,270)......................              782,270
                                                      ----------
TOTAL INVESTMENTS -- 100.4%
  (COST $7,671,940)........................            8,134,704
                                                      ----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 0.4%...........................              (29,664)
                                                      ----------
NET ASSETS -- 100.0%.......................           $8,105,040
                                                       =========

--------------------------------------------------------------------------------
* Non-income producing securities.

[STEP] -- Stepped Coupon Bond

[A] Rates shown are the effective yields at purchase date

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 18.1% of net assets.

See Notes to Financial Statements.

BLUE CHIP FUND
--------------------------------------------------------------------------------

                                            SHARES     VALUE
                                            -------  ----------
COMMON STOCK -- 88.4%
AEROSPACE -- 2.1%
    Lockheed Martin Corp. ................      700  $   72,494
    United Technologies Corp. ............    1,300     107,900
                                                        -------
    TOTAL AEROSPACE.......................              180,394
                                                        -------
AIRLINES -- 0.3%
    UAL Corp. ............................      400      28,625
                                                        -------
AUTOMOBILE MANUFACTURERS -- 1.6%
    Ford Motor Co. .......................    2,200      83,050
    General Motors Corp. .................      900      50,119
                                                        -------
    TOTAL AUTOMOBILE MANUFACTURERS........              133,169
                                                        -------
AUTOMOTIVE PARTS -- 0.5%
    Dana Corp. ...........................    1,200      45,600
                                                        -------
BEVERAGES -- 3.6%
    Anheuser-Busch Cos., Inc. ............      600      25,162
    Coca-Cola Co. ........................    3,200     216,000
    PepsiCo, Inc. ........................    1,600      60,100
                                                        -------
    TOTAL BEVERAGES.......................              301,262
                                                        -------
BUILDING MATERIALS -- 0.3%
    Armstrong World Industries, Inc. .....      300      22,012
                                                        -------
CHEMICALS -- 2.8%
    Air Products & Chemicals, Inc. .......      700      56,875
    Dow Chemical Co. .....................      300      26,137
    Dupont, (E.I.) de Nemours & Co. ......    2,400     150,900
                                                        -------
    TOTAL CHEMICALS.......................              233,912
                                                        -------
CLOTHING & APPAREL -- 1.3%
    Nike, Inc. ...........................      100       5,838
    TJX Companies, Inc. ..................    2,600      68,575
    Tommy Hilfiger Corp.*.................      800      32,150
                                                        -------
    TOTAL CLOTHING & APPAREL..............              106,563
                                                        -------
COMPUTER HARDWARE -- 4.0%
    Compaq Computer Corp.*................      900      89,325
    Dell Computer Corp.*..................      800      93,925
    International Business Machines
      Corp. ..............................      500      45,094
    Sun Microsystems, Inc.*...............    1,500      55,828
    Xerox Corp. ..........................      700      55,213
                                                        -------
    TOTAL COMPUTER HARDWARE...............              339,385
                                                        -------
CONSUMER PRODUCTS & SERVICES -- 2.5%
    Avon Products, Inc. ..................      800      56,450
    Philip Morris Cos., Inc. .............    3,400     150,875
                                                        -------
    TOTAL CONSUMER PRODUCTS & SERVICES....              207,325
                                                        -------
COMPUTER SERVICES & SOFTWARE -- 3.4%
    HBO & Co. ............................      600      41,325
    Microsoft Corp.*......................    1,800     227,644
    Oracle Corp.*.........................      300      15,103
    Parametric Technology Corp.*..........      100       4,253
                                                        -------
    TOTAL COMPUTER SERVICES & SOFTWARE....              288,325
                                                        -------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.8%
    General Electric Co. .................    3,600     235,350
                                                        -------
ENERGY -- 0.8%
    Tidewater, Inc........................    1,500      66,000
                                                        -------
ENTERTAINMENT & LEISURE -- 1.8%
    King World Productions, Inc. .........      600      21,000
    Hasbro, Inc. .........................    1,750      49,656
    Walt Disney Co. ......................    1,000      80,250
                                                        -------
    TOTAL ENTERTAINMENT & LEISURE.........              150,906
                                                        -------

                                            SHARES     VALUE
                                            -------  ----------
FINANCIAL -- BANK & TRUST -- 7.8%
    Barnett Banks, Inc. ..................    1,700  $   89,250
    Chase Manhattan Corp. ................      900      87,356
    Citicorp..............................      500      60,281
    Comerica, Inc. .......................    1,400      95,200
    First Union Corp. ....................    1,200     111,000
    Fleet Financial Group, Inc. ..........      600      37,950
    Mellon Bank Corp. ....................    1,900      85,737
    NationsBank Corp. ....................      800      51,600
    State Street Corp. ...................    1,000      46,250
                                                        -------
    TOTAL FINANCIAL -- BANK & TRUST.......              664,624
                                                        -------
FINANCIAL SERVICES -- 1.2%
    Morgan Stanley Dean Witter Discover &
      Co. ................................    2,400     103,350
                                                        -------
FOOD -- 2.9%
    American Stores Co. ..................    1,200      59,250
    Conagra, Inc. ........................    1,200      76,950
    Hershey Foods Corp. ..................      800      44,250
    Sara Lee Corp. .......................    1,500      62,437
                                                        -------
    TOTAL FOOD............................              242,887
                                                        -------
HEALTHCARE SERVICES -- 1.0%
    PhyCor, Inc.*.........................    1,500      51,609
    Tenet Healthcare Corp.*...............    1,100      32,519
                                                        -------
    TOTAL HEALTHCARE SERVICES.............               84,128
                                                        -------
HOTELS & MOTELS -- 0.5%
    HFS, Inc.*............................      700      40,600
                                                        -------
HOUSEHOLD PRODUCTS -- 2.8%
    Clorox Co. ...........................      500      66,000
    Procter & Gamble Co. .................    1,200     169,500
                                                        -------
    TOTAL HOUSEHOLD PRODUCTS..............              235,500
                                                        -------
INSURANCE -- 3.9%
    Allstate Corp. .......................    1,100      80,300
    CIGNA Corp. ..........................      300      53,250
    Conseco, Inc. ........................    1,700      62,900
    Equitable Cos., Inc. .................    1,700      56,525
    Travelers Group, Inc. ................    1,200      75,675
                                                        -------
    TOTAL INSURANCE.......................              328,650
                                                        -------
MACHINERY & EQUIPMENT -- 1.5%
    Caterpillar, Inc. ....................      500      53,687
    Ingersoll Rand Co. ...................      600      37,050
    Parker Hannifin Corp. ................      600      36,412
                                                        -------
    TOTAL MACHINERY & EQUIPMENT...........              127,149
                                                        -------
MEDICAL SUPPLIES & EQUIPMENT -- 2.7%
    Abbott Laboratories...................      900      60,075
    Johnson & Johnson Co. ................    2,200     141,625
    U.S. Surgical Corp. ..................      800      29,800
                                                        -------
    TOTAL MEDICAL SUPPLIES & EQUIPMENT....              231,500
                                                        -------
METALS & MINING -- 1.1%
    Phelps Dodge Corp. ...................      600      51,113
    USX-U.S. Steel Group, Inc. ...........    1,300      45,581
                                                        -------
    TOTAL METALS & MINING.................               96,694
                                                        -------
MULTI-INDUSTRY -- 2.1%
    Honeywell, Inc. ......................      900      68,288
    Tyco International, Ltd. .............    1,600     111,300
                                                        -------
    TOTAL MULTI-INDUSTRY..................              179,588
                                                        -------

BLUE CHIP FUND (CONCLUDED)
--------------------------------------------------------------------------------

                                            SHARES     VALUE
                                            -------  ----------
OIL (DOMESTIC) -- 1.5%
    Phillips Petroleum Co. ...............    1,600  $   70,000
    USX -- Marathon Group.................    2,100      60,638
                                                        -------
    TOTAL OIL (DOMESTIC)..................              130,638
                                                        -------
OIL (INTERNATIONAL) -- 5.5%
    Exxon Corp. ..........................    2,800     172,200
    Mobil Corp. ..........................    1,400      97,825
    Pennzoil Co. .........................      300      23,025
    Royal Dutch Petroleum Co. ............    1,600      87,000
    Texaco, Inc. .........................      800      87,000
                                                        -------
    TOTAL OIL (INTERNATIONAL).............              467,050
                                                        -------
PAPER & FOREST PRODUCTS -- 1.0%
    James River Corp. of Virginia.........    1,200      44,400
    Mead Corp. ...........................      600      37,350
                                                        -------
    TOTAL PAPER & FOREST PRODUCTS.........               81,750
                                                        -------
PHARMACEUTICALS -- 6.4%
    Bristol-Meyers Squibb Co. ............    1,900     153,900
    Pfizer, Inc. .........................      600      71,700
    Merck & Co., Inc. ....................    2,000     207,000
    Schering-Plough Corp. ................    2,400     114,900
                                                        -------
    TOTAL PHARMACEUTICALS.................              547,500
                                                        -------
PRINTING & PUBLISHING -- 0.8%
    New York Times Co. ...................    1,400      69,300
                                                        -------
RAILROADS -- 0.9%
    Norfolk Southern Corp. ...............      800      80,600
                                                        -------
RETAIL & MERCHANDISING -- 3.2%
    Bed, Bath & Beyond, Inc.*.............    1,500      45,609
    CUC International, Inc.*..............    2,000      51,625
    Dayton Hudson Corp. ..................    1,100      58,506
    Home Depot, Inc. .....................    1,600     110,300
    Sears Roebuck & Co. ..................      100       5,375
                                                        -------
    TOTAL RETAIL & MERCHANDISING..........              271,415
                                                        -------
SEMI-CONDUCTORS -- 3.4%
    Applied Materials, Inc.*..............      600      42,469
    Harris Corp. .........................      700      58,800
    Intel Corp. ..........................      200  $   28,319
    Motorola, Inc. .......................    2,100     159,600
                                                        -------
    TOTAL SEMI-CONDUCTORS.................              289,188
                                                        -------
TELECOMMUNICATIONS -- 2.3%
    3Com Corp.*...........................    1,200      53,963
    Lucent Technologies, Inc. ............    1,000      72,063
    Tellabs, Inc.*........................    1,200      66,975
                                                        -------
    TOTAL TELECOMMUNICATIONS..............              193,001
                                                        -------
UTILITIES -- ELECTRIC -- 2.0%
    Consolidated Edison Co. of New York,
      Inc. ...............................    1,400      41,213
    FPL Group, Inc. ......................    1,500      69,094
    GPU, Inc. ............................    1,700      60,988
                                                        -------
    TOTAL UTILITIES -- ELECTRIC...........              171,295
                                                        -------
UTILITIES -- GAS -- 0.6%
    Columbia Gas System, Inc. ............      600      39,150
    Consolidated Natural Gas Co. .........      300      16,144
                                                        -------
    TOTAL UTILITIES -- GAS................               55,294
                                                        -------
UTILITIES -- TELEPHONE -- 5.5%
    Ameritech Corp. ......................    1,500     101,906
    BellSouth Corp. ......................    2,400     111,300
    SBC Communications, Inc. .............    1,600      99,000
    U.S. WEST Communications Group........    1,500      56,531
    WorldCom, Inc.*.......................    3,000      95,906
                                                        -------
    TOTAL UTILITIES -- TELEPHONE..........              464,643
                                                        -------
TOTAL COMMON STOCK (COST $6,810,915)......            7,495,172
                                                        -------
SHORT TERM INVESTMENTS -- 5.0%
    Temporary Investment Cash Fund (Cost
      $420,113)...........................  420,113     420,113
                                                        -------
TOTAL INVESTMENTS -- 93.4% (COST
  $7,231,028).............................            7,915,285
                                                        -------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 6.6%.....................              560,609
                                                        -------
NET ASSETS -- 100.0%......................           $8,475,894
                                                        =======

--------------------------------------------------------------------------------
* Non-income producing securities.

See Notes to Financial Statements.

MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                            SHARES     VALUE
                                            -------  ----------
COMMON STOCK -- 87.1%
AEROSPACE -- 1.8%
    Precision Castparts Corp. ............    1,100  $   65,588
    Thiokol Corp. ........................      800      56,000
                                                     ----------
    TOTAL AEROSPACE.......................              121,588
                                                     ----------
AUTOMOTIVE PARTS -- 0.6%
    Magna International, Inc. ............      600      36,112
                                                     ----------
BEVERAGES -- 0.8%
    Coca-Cola Enterprises, Inc. ..........    1,200      27,600
    Coors, (Adolph) Co. Cl-B..............    1,000      26,500
                                                     ----------
    TOTAL BEVERAGES.......................               54,100
                                                     ----------
BUILDING MATERIALS -- 2.6%
    Leggett & Platt, Inc. ................    2,400     103,200
    Southdown, Inc. ......................    1,600      69,800
                                                     ----------
    TOTAL BUILDING MATERIALS..............              173,000
                                                     ----------
CHEMICALS -- 3.8%
    Cytec Industries, Inc.*...............    1,500      56,062
    Ecolab, Inc. .........................    1,300      62,075
    Lubrizol Corp. .......................    2,100      88,069
    Nalco Chemical Co. ...................    1,200      46,350
                                                     ----------
    TOTAL CHEMICALS.......................              252,556
                                                     ----------
CLOTHING & APPAREL -- 2.5%
    Jones Apparel Group, Inc.*............    1,400      66,850
    Liz Claiborne, Inc. ..................      700      32,637
    TJX Companies, Inc. ..................    2,400      63,300
                                                     ----------
    TOTAL CLOTHING & APPAREL..............              162,787
                                                     ----------
COMMERCIAL SERVICES -- 3.4%
    Accustaff, Inc.*......................    1,900      45,006
    ACNielsen Corp.*......................    1,200      23,550
    Omnicom Group, Inc. ..................    1,900     117,088
    Pittston Brink Group..................    1,300      39,000
                                                     ----------
    TOTAL COMMERCIAL SERVICES.............              224,644
                                                     ----------
COMPUTER HARDWARE -- 2.7%
    Quantum Corp.*........................    3,200      65,100
    Solectron Corp.*......................      700      49,044
    Stratus Computer, Inc.*...............    1,200      60,000
                                                     ----------
    TOTAL COMPUTER HARDWARE...............              174,144
                                                     ----------
CONSUMER PRODUCTS & SERVICES -- 0.8%
    Dial Corp. ...........................    3,400      53,125
                                                     ----------
COMPUTER SOFTWARE -- 5.0%
    BMC Software, Inc.*...................    1,600      88,700
    Cadence Design Systems, Inc.*.........    1,600      53,600
    Compuware Corp.*......................    1,400      67,025
    HBO & Co. ............................      800      55,100
    McAfee Associates, Inc.*..............      600      37,837
    SCI Systems, Inc.*....................      400      25,500
                                                     ----------
    TOTAL COMPUTER SOFTWARE...............              327,762
                                                     ----------
DIVERSIFIED OPERATIONS -- 0.7%
    MCN Corp. ............................    1,600      49,000
                                                     ----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.2%
    Adaptec, Inc.*........................    1,300      45,175
    Altera Corp.*.........................    1,200      60,637
    Maxim Integrated Products, Inc.*......    1,100      62,494
    Teradyne, Inc.*.......................    1,900      74,575
    Xilinx, Inc.*.........................      700      34,322
                                                     ----------
    TOTAL ELECTRONIC COMPONENTS &
      EQUIPMENT...........................              277,203
                                                     ----------
ENERGY SERVICES -- 3.4%
    Camco International, Inc. ............      900      49,275
    Ensco International, Inc.*............    1,100      58,025
    Smith International, Inc.*............    1,000      60,750
    Tidewater, Inc. ......................    1,200      52,800
                                                     ----------
    TOTAL ENERGY SERVICES.................              220,850
                                                     ----------

                                            SHARES     VALUE
                                            -------  ----------
ENTERTAINMENT & LEISURE -- 1.4%
    Callaway Golf Co. ....................      800  $   28,400
    King World Productions, Inc. .........      500      17,500
    Polaris Industries, Inc. .............    1,400      45,587
                                                     ----------
    TOTAL ENTERTAINMENT & LEISURE.........               91,487
                                                     ----------
FINANCIAL -- BANK & TRUST -- 7.7%
    AmSouth Bancorporation................    1,800      68,062
    First of America Bank Corp. ..........    1,650      75,487
    Marshall & Ilsley Corp. ..............    1,300      52,853
    Mercantile Bankshares Corp. ..........    1,200      48,000
    Northern Trust Corp. .................    1,700      82,291
    Regions Financial Corp. ..............    2,400      76,050
    State Street Corp. ...................    2,200     101,750
                                                     ----------
    TOTAL FINANCIAL -- BANK & TRUST.......              504,493
                                                     ----------
FINANCIAL SERVICES -- 2.8%
    Bear Stearns Companies, Inc. .........    3,300     112,819
    Franklin Resources, Inc. .............    1,000      72,563
                                                     ----------
    TOTAL FINANCIAL SERVICES..............              185,382
                                                     ----------
FOOD -- 2.8%
    Dean Foods Co. .......................    1,600      64,600
    Dekalb Genetics Corp. Cl-B............      400      31,912
    Interstate Bakeries Corp. ............    1,200      71,175
    Universal Corp. ......................      600      19,050
                                                     ----------
    TOTAL FOOD............................              186,737
                                                     ----------
HEALTHCARE SERVICES -- 3.0%
    Health Care & Retirement Corp.*.......    1,000      33,375
    HealthCare COMPARE Corp.*.............    1,400      73,413
    Oxford Health Plans, Inc.*............    1,300      93,316
                                                     ----------
    TOTAL HEALTHCARE SERVICES.............              200,104
                                                     ----------
HOTELS & MOTELS -- 1.1%
    MGM Grand, Inc.*......................      900      33,300
    Promus Hotel Corp.*...................    1,000      38,750
                                                     ----------
    TOTAL HOTELS & MOTELS.................               72,050
                                                     ----------
INSURANCE -- 3.8%
    Exel Limited..........................    1,400      73,850
    SunAmerica, Inc. .....................    2,100     102,375
    Torchmark Corp. ......................    1,000      71,250
                                                     ----------
    TOTAL INSURANCE.......................              247,475
                                                     ----------
MACHINERY & EQUIPMENT -- 3.0%
    AGCO, Inc. ...........................    1,700      61,094
    Harsco Corp. .........................    1,300      52,650
    Timken Co. ...........................    1,400      49,788
    Trinity Industries, Inc. .............    1,100      34,925
                                                     ----------
    TOTAL MACHINERY & EQUIPMENT...........              198,457
                                                     ----------
MEDICAL SUPPLIES & EQUIPMENT -- 2.0%
    Allegiance Corp. .....................    1,000      27,250
    Beckman Instruments, Inc. ............    1,200      57,900
    Bergen Brunswig Corp. ................    1,750      48,781
                                                     ----------
    TOTAL MEDICAL SUPPLIES & EQUIPMENT....              133,931
                                                     ----------
METALS & MINING -- 0.6%
    AK Steel Holding Corp. ...............      900      39,713
                                                     ----------
MULTI-INDUSTRY -- 0.8%
    Crane Co. ............................    1,200      50,175
                                                     ----------

MID-CAP EQUITY FUND (CONCLUDED)
--------------------------------------------------------------------------------

                                            SHARES     VALUE
                                            -------  ----------
OIL (DOMESTIC) -- 2.6%
    Kerr-McGee Corp. .....................      300  $   19,012
    Murphy Oil Corp. .....................      300      14,625
    Parker & Parsley Petroleum Co. .......    2,200      77,825
    Valero Energy Corp. ..................    1,600      58,000
                                                     ----------
    TOTAL OIL (DOMESTIC)..................              169,462
                                                     ----------
PAPER & FOREST PRODUCTS -- 1.7%
    American Greetings Corp. .............      400      14,825
    James River Corp. of Virginia.........    1,200      44,400
    Owens-Illinois, Inc.*.................    1,700      52,700
                                                     ----------
    TOTAL PAPER & FOREST PRODUCTS.........              111,925
                                                     ----------
PHARMACEUTICALS -- 2.4%
    Cardinal Health, Inc. ................    1,000      57,250
    Perrigo Co.*..........................    3,900      48,994
    Watson Pharmaceuticals, Inc.*.........    1,200      50,625
                                                     ----------
    TOTAL PHARMACEUTICALS.................              156,869
                                                     ----------
PRINTING & PUBLISHING -- 1.2%
    Houghton Mifflin Co. .................      300      20,025
    Washington Post Co. ..................      150      59,700
                                                     ----------
    TOTAL PRINTING & PUBLISHING...........               79,725
                                                     ----------
RESTAURANTS -- 0.8%
    Applebee's International, Inc. .......    1,900      50,944
                                                     ----------
RETAIL & MERCHANDISING -- 3.3%
    Family Dollar Stores, Inc. ...........    1,800      49,050
    OfficeMax, Inc.*......................    3,900      56,306
    Ross Stores, Inc. ....................    2,400      78,375
    U.S. Office Products Co.*.............    1,200      36,563
                                                     ----------
    TOTAL RETAIL & MERCHANDISING..........              220,294
                                                     ----------
SEMI-CONDUCTORS -- 0.6%
    Harris Corp. .........................      500      42,000
                                                     ----------
TELECOMMUNICATIONS -- 0.8%
    ADC Telecommunications, Inc.*.........    1,600      53,500
                                                     ----------
TRANSPORTATION -- 1.2%
    Airborne Freight Corp. ...............      800  $   33,500
    Consolidated Freightways, Inc. .......    1,300      41,925
                                                     ----------
    TOTAL TRANSPORTATION..................               75,425
                                                     ----------
UTILITIES -- ELECTRIC -- 8.4%
    Boston Edison Co. ....................    2,900      76,487
    CMS Energy Corp. .....................    3,100     109,275
    DQE, Inc. ............................    2,900      81,925
    GPU, Inc. ............................    2,600      93,275
    Illinova Corp. .......................    3,200      70,400
    Northern States Power Co. ............    1,100      56,925
    Public Service Co. of New Mexico......    3,800      67,925
                                                     ----------
TOTAL UTILITIES -- ELECTRIC...............              556,212
                                                     ----------
UTILITIES -- GAS -- 0.8%
    NICOR, Inc. ..........................    1,400      50,225
                                                     ----------
UTILITIES -- TELEPHONE -- 2.0%
    LCI International, Inc.*..............    3,800      83,125
    Southern New England
      Telecommunications Corp. ...........    1,300      50,538
                                                     ----------
    TOTAL UTILITIES -- TELEPHONE..........              133,663
                                                     ----------
TOTAL COMMON STOCK
  (COST $5,112,122).......................            5,737,119
                                                     ----------
SHORT TERM INVESTMENTS -- 5.1%
    Temporary Investment Cash Fund (Cost
      $337,663)...........................  337,663     337,663
                                                     ----------
TOTAL INVESTMENTS -- 92.2%
  (COST $5,449,785).......................            6,074,782
                                                     ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 7.8%.....................              511,967
                                                     ----------
NET ASSETS -- 100.0%......................           $6,586,749
                                                     ==========

--------------------------------------------------------------------------------
* Non-income producing securities

See Notes to Financial Statements.

AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                            SHARES     VALUE
                                            -------  ----------
COMMON STOCK -- 86.7%
AEROSPACE/DEFENSE -- EQUIPMENT -- 2.6%
    BE Aerospace, Inc.*....................   2,050  $   64,703
    REMEC, Inc. ...........................   4,050      93,656
                                                     ----------
    TOTAL AEROSPACE/DEFENSE -- EQUIPMENT...             158,359
                                                     ----------
AIRLINES -- 1.8%
    Airways Corp.*.........................   2,900      15,316
    Mesaba Holdings, Inc.*.................   6,200      92,612
                                                     ----------
    TOTAL AIRLINES.........................             107,928
                                                     ----------
AGRICULTURAL OPERATIONS -- 1.5%
    Northland Cranberries, Inc. ...........   5,800      94,612
                                                     ----------
BIOTECHNOLOGY -- 2.6%
    Genome Therapeutics Corp.*.............   4,300      36,550
    Human Genome Sciences, Inc.*...........   1,250      41,641
    Protein Design Lab, Inc.*..............   2,850      80,513
                                                     ----------
    TOTAL BIOTECHNOLOGY....................             158,704
                                                     ----------
BROADCASTING -- 2.2%
    Cablevision Systems Corp.*.............   1,250      66,875
    United International Holdings, Inc.*...   6,450      66,516
                                                     ----------
    TOTAL BROADCASTING.....................             133,391
                                                     ----------
BUSINESS SERVICES -- 3.0%
    Accustaff, Inc.*.......................   5,250     124,359
    Select Appointments Holdings Public
      Limited Co. .........................   3,850      60,637
                                                     ----------
    TOTAL BUSINESS SERVICES................             184,996
                                                     ----------
CLOTHING & APPAREL -- 2.3%
    Farah, Inc.*...........................   4,000      25,500
    Quicksilver, Inc.*.....................   3,700     117,937
                                                     ----------
    TOTAL CLOTHING & APPAREL...............             143,437
                                                     ----------
COMMERCIAL SERVICES -- 1.8%
    PMT Services, Inc.*....................   7,300     111,097
                                                     ----------
COMPUTER SERVICES & SOFTWARE -- 5.6%
    3D Labs, Inc., Ltd.*...................   3,450     100,481
    Cimatron, Ltd.*........................  13,650      68,250
    Computervision Corp.*..................   4,550      21,044
    DataWorks Corp.*.......................   3,100      67,619
    Rogue Wave Software, Inc.*.............   5,250      66,609
    Spectrum Holobyte, Inc.*...............   4,550      22,039
                                                     ----------
    TOTAL COMPUTER SERVICES & SOFTWARE.....             346,042
                                                     ----------
COMPUTERS -- PERIPHERAL EQUIPMENT -- 1.1%
    Cybex Computer Products Corp.*.........   3,800      68,400
                                                     ----------
CONSUMER PRODUCTS & SERVICES -- 0.5%
    Meade Instruments Corp.*...............   4,450      32,262
                                                     ----------
CONSUMER SERVICES -- OTHER -- 1.3%
    Equity Corp. International*............   3,400      82,025
                                                     ----------
DIVERSIFIED OPERATIONS -- 2.2%
    Volt Information Sciences, Inc.*.......   2,700     136,350
                                                     ----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.4%
    Actel Corp.*...........................   2,150      36,550
    C-COR Electronics, Inc.*...............   4,100      40,744
    EMCORE Corp.*..........................   4,100      69,187
    International Rectifier Corp.*.........   4,800      89,400
    Ultrak, Inc.*..........................   3,850      34,048
                                                     ----------
    TOTAL ELECTRONIC COMPONENTS &
      EQUIPMENT............................             269,929
                                                     ----------
ENTERTAINMENT & LEISURE -- 8.1%
    All American Communications, Inc.*.....   4,550      55,738
    Family Golf Centers, Inc.*.............   3,350      76,945
    Galoob Toys, Inc.*.....................   4,050      76,444
    Gaylord Entertainment Co., Inc. .......   1,800      41,513
    Iwerks Entertainment, Inc.*............  10,550      46,816
    Sodak Gaming, Inc.*....................   2,900      42,594
    WMS Industries, Inc.*..................   6,300     157,894
                                                     ----------
    TOTAL ENTERTAINMENT & LEISURE..........             497,944
                                                     ----------

                                            SHARES     VALUE
                                            -------  ----------
ENVIRONMENTAL SERVICES -- 2.2%
    Air & Water Technologies Corp.*........  12,750  $   38,250
    Culligan Water Technologies, Inc.*.....   1,300      58,175
    Osmonics, Inc.*........................   2,050      37,797
                                                     ----------
    TOTAL ENVIRONMENTAL SERVICES...........             134,222
                                                     ----------
FINANCIAL SERVICES -- 4.2%
    Consumer Portfolio Services, Inc.*.....   2,200      26,675
    Imperial Credit Industries, Inc.*......   5,400     111,206
    SEI Investments Co. ...................   5,100     123,675
                                                     ----------
    TOTAL FINANCIAL SERVICES...............             261,556
                                                     ----------
FOOD -- 0.7%
    Unimark Group, Inc.*...................   5,500      44,344
                                                     ----------
HEALTHCARE SERVICES -- 3.9%
    Emeritus Corp.*........................   4,250      62,688
    Envoy Corp.*...........................   3,300     110,138
    Orthodontic Centers of America,
      Inc.*................................   2,900      52,834
    ProMedeCo Management Co.*..............   1,700      14,662
                                                     ----------
    TOTAL HEALTHCARE SERVICES..............             240,322
                                                     ----------
HOUSEHOLD PRODUCTS -- 0.9%
    Lifetime Hoan Corp.*...................   6,450      55,228
                                                     ----------
INSTRUMENTS -- CONTROLS -- 0.6%
    Metrika Systems Corp.*.................   2,500      38,906
                                                     ----------
MEDICAL SUPPLIES & EQUIPMENT -- 2.6%
    EndoSonics Corp.*......................   4,950      54,141
    SeaMed Corp.*..........................   5,300     107,656
                                                     ----------
    TOTAL MEDICAL SUPPLIES & EQUIPMENT.....             161,797
                                                     ----------
METALS & MINING -- 1.2%
    Titanium Metals Corp.*.................   2,300      72,666
                                                     ----------
OIL & GAS -- 4.7%
    Aquila Gas Pipeline Corp. .............   6,950      96,866
    Costilla Energy, Inc.*.................   5,400      68,681
    Ocean Energy, Inc.*....................   1,300      60,125
    United Meridian Corp.*.................   2,200      66,000
                                                     ----------
    TOTAL OIL & GAS........................             291,672
                                                     ----------
PHARMACEUTICALS -- 1.2%
    Algos Pharmaceutical Corp.*............   2,750      50,359
    SEQUUS Pharmaceuticals, Inc.*..........   3,650      23,269
                                                     ----------
    TOTAL PHARMACEUTICALS..................              73,628
                                                     ----------
RESTAURANTS -- 1.6%
    Landry's Seafood Restaurants, Inc.*....   4,350     100,050
                                                     ----------
RETAIL & MERCHANDISING -- 5.4%
    Kenneth Cole Productions, Inc.*........   5,050      82,378
    Petco Animal Supplies, Inc.*...........   3,900     116,878
    RDO Equipment Co.*.....................   2,000      44,750
    Stage Stores, Inc.*....................   3,500      91,328
                                                     ----------
    TOTAL RETAIL & MERCHANDISING...........             335,334
                                                     ----------
SCHOOLS -- 0.4%
    Youth Services International, Inc.*....   2,150      26,472
                                                     ----------

AGGRESSIVE GROWTH FUND (CONCLUDED)
--------------------------------------------------------------------------------

                                            SHARES     VALUE
                                            -------  ----------
TELECOMMUNICATIONS -- SERVICES/EQUIPMENT -- 13.8%
    ANTEC Corp.*...........................   8,300  $   97,266
    Brooks Fiber Properties, Inc.*.........   1,900      64,244
    Gilat Satellite Networks*..............   4,100     135,044
    Harmonic Lightwaves, Inc.*.............   4,550      77,634
    Intermedia Communications, Inc.*.......   1,950      63,131
    Iridium World Communications, Ltd.*....   3,700      67,063
    LCC International, Inc.*...............   3,300      51,150
    NICE Systems, Ltd.*....................   3,000      90,188
    Ortel Corp.*...........................   5,200      92,950
    RF Micro Devices, Inc.*................     100       1,906
    Teledata Communications, Ltd.*.........   3,250     111,109
                                                     ----------
    TOTAL TELECOMMUNICATIONS --
        SERVICES/EQUIPMENT.................             851,685
                                                     ----------
TRANSPORTATION -- COMMERCIAL SERVICES -- 1.6%
    Budget Group, Inc.*....................   2,850  $   98,325
                                                     ----------
WHOLESALE DISTRIBUTORS -- 0.7%
    NuCo2, Inc.*...........................   2,400      41,400
                                                     ----------
TOTAL COMMON STOCK (COST $5,138,935).......           5,353,083
                                                     ----------
SHORT TERM INVESTMENTS -- 12.4%
    Temporary Investment Cash Fund......... 384,313     384,313
    Temporary Investment Fund.............. 384,313     384,313
                                                     ----------
TOTAL SHORT TERM INVESTMENTS (COST
  $768,626)................................             768,626
                                                     ----------
TOTAL INVESTMENTS -- 99.1% (COST
  $5,907,561)..............................           6,121,709
                                                     ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.9%......................              56,637
                                                     ----------
NET ASSETS -- 100.0%.......................          $6,178,346
                                                     ==========

--------------------------------------------------------------------------------
* Non-income producing securities.

See Notes to Financial Statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                             SHARES    VALUE
                                             ------  ----------
FOREIGN STOCKS -- 91.2%
ARGENTINA -- 1.1%
    Banco de Galicia.......................   4,000  $   26,600
    Quilmes Industrial ADR.................   3,600      41,850
                                                     ----------
    TOTAL ARGENTINA........................              68,450
                                                     ----------
AUSTRALIA -- 3.6%
    Boral Ltd. ............................  11,234      35,419
    Broken Hill Proprietary Co. Ltd. ......   4,049      59,645
    Crown Ltd.*............................  21,257      34,234
    Goodman Fielder Ltd. ..................  41,763      61,574
    Pioneer International Ltd. ............  10,000      38,712
                                                     ----------
    TOTAL AUSTRALIA........................             229,584
                                                     ----------
AUSTRIA -- 0.9%
    OMV AG.................................     450      57,622
                                                     ----------
BELGIUM -- 0.6%
    Credit Communal Holding/Dexia..........     365      39,198
                                                     ----------
BRAZIL -- 1.8%
    Aracruz Cellulose ADR..................     800      16,300
    Centrais Electricas Brasileiras ADR....     950      26,562
    Companhia Energetica de Minas Gerais
      ADR..................................     200      10,069
    Petroleo Brasiliero ADR................   1,000      27,402
    Telebras ADR...........................     230      34,902
                                                     ----------
    TOTAL BRAZIL...........................             115,235
                                                     ----------
CANADA -- 2.3%
    Alcan Aluminium Ltd. ..................     600      20,726
    Canadian Imperial Bank Of Commerce.....     900      22,681
    Canadian Pacific, Ltd. ................   2,800      79,625
    CanWest Global Communications Corp. ...   1,700      25,181
                                                     ----------
    TOTAL CANADA...........................             148,213
                                                     ----------
CHILE -- 0.9%
    Embotelladora Andia S.A. ADR...........     400       8,575
    Embotelladora Andina S.A. Series B
      ADR..................................     800      16,700
    Enersis S.A. ADR.......................     900      32,006
                                                     ----------
    TOTAL CHILE............................              57,281
                                                     ----------
DENMARK -- 2.4%
    Tele Danmark A/S.......................   1,600      41,800
    Unidanmark A/S.........................   2,000     112,371
                                                     ----------
    TOTAL DENMARK..........................             154,171
                                                     ----------
FINLAND -- 2.9%
    Kesko..................................   2,400      33,880
    Metsa Serla-B Shares...................   9,000      73,418
    Nokia Corp. ADR........................     600      44,250
    Rauma Oy...............................   1,500      34,424
                                                     ----------
    TOTAL FINLAND..........................             185,972
                                                     ----------
FRANCE -- 8.0%
    Assurances Generales de France.........   1,720      54,961
    Banque Nationale de Paris..............   1,700      70,057
    Credit Commercial de France............   1,059      44,867
    Elf Aquitaine..........................     300      32,362
    Havas SA...............................     900      64,852
    PSA Peugeot Citroen....................     330      31,893
    Remy Cointreau.........................   1,600      38,413
    Rhone-Poulenc..........................   1,531      62,520
    Societe Generale.......................     649      72,440
    Total S.A..............................     400      40,427
                                                     ----------
    TOTAL FRANCE...........................             512,792
                                                     ----------
GERMANY -- 5.0%
    Bayer AG...............................   1,100      42,383
    Degussa................................     500      26,432
    Deutsche Lufthansa AG..................   1,900      36,549
    Hornbach Holdings AG...................     766      63,903
    Karstadt AG............................     200      72,244
    Mannesmann AG..........................      50      22,332
    Metallgesellschaft AG*.................   2,650      54,775
                                                     ----------
    TOTAL GERMANY..........................             318,618
                                                     ----------

                                             SHARES    VALUE
                                             ------  ----------
HONG KONG -- 3.1%
    Hutchinson Whampoa Ltd. ...............   6,000  $   51,892
    Hysan Development Co. Ltd. ............  11,000      32,446
    New World Development Co. Ltd. ........   3,000      17,891
    Sun Hung Kai Properties................   3,000      36,112
    Swire Pacific Ltd. ....................   5,000      45,019
    Tingyi (Cayman Islands) Holding Co. ...  76,000      18,934
                                                     ----------
    TOTAL HONG KONG........................             202,294
                                                     ----------
INDONESIA -- 1.5%
    Indonesia Satellite ADR................   1,200      35,925
    Jaya Real Property.....................  19,000      25,607
    Kalbe Farma............................  24,000      32,099
                                                     ----------
    TOTAL INDONESIA........................              93,631
                                                     ----------
IRELAND -- 1.5%
    Bank of Ireland........................   1,300      14,321
    Jefferson Smurfit Group PLC............  29,000      84,514
                                                     ----------
    TOTAL IRELAND..........................              98,835
                                                     ----------
ITALY -- 3.5%
    Fiat SPA...............................  24,000      86,400
    Istituto Bancario San Paolo di Torino
      144A.................................   4,800      34,636
    Istituto Bancario San Paolo di
      Torino...............................   1,600      11,661
    Mondadori (Arnoldo) Editore SPA........   5,000      28,882
    STET...................................  11,000      64,059
                                                     ----------
    TOTAL ITALY............................             225,638
                                                     ----------
JAPAN -- 21.0%
    Aisin Seiko Co., Ltd. .................   3,000      45,812
    Asahi Organic Chemicals Industry Co.,
      Ltd. ................................   4,000      20,698
    Dai Nippon Printing Co., Ltd. .........   1,000      22,600
    Daibiru Corp. .........................   2,000      24,084
    Eisai Co., Ltd. .......................   3,000      56,806
    Exedy Corp. ...........................   1,000      12,740
    Fuji Machine Manufacturing Co. ........   3,000     108,639
    Hitachi Ltd. ..........................   3,000      33,508
    JGC Corp. .............................   5,000      34,468
    Kyudenko Co., Ltd. ....................   1,000       8,429
    Mabuchi Motor..........................   2,000     116,056
    Maruichi Steel Tube....................   3,000      49,738
    Matsumotokiyoshi.......................   1,000      42,408
    Matsushita Electric Industrial Co.,
      Ltd. ................................   3,000      60,471
    Mazda Motor Corp.*.....................  11,000      38,395
    Mitsubishi Heavy Industries, Ltd. .....   4,000      30,681
    Murata Manufacturing Co., Ltd. ........   2,000      79,581
    Namco Ltd. ............................   2,000      77,138
    NGK Spark Plug Co. ....................   4,000      43,630
    Nikko Securities Co., Ltd. ............   5,000      30,759
    Nippon Express Co., Ltd. ..............   6,000      47,906
    Okumura................................   3,000      15,890
    Royal Ltd..............................     100       2,103
    Sakura Bank Ltd........................   8,000      61,291
    Sanwa Bank.............................   2,000      29,668
    Shimachu...............................   1,000      30,017
    Sony Music Entertainment, Inc. ........   1,000      46,859
    Square Co. Ltd.........................     600      29,581
    Sumitomo Rubber Industries.............   6,000      40,366
    Tokyo Steel Manufacturing..............     600       6,702
    Toyo Ink Manufacturing.................  10,000      39,965
    Yamato Kogyo Co., Ltd..................   6,000      59,162
                                                     ----------
    TOTAL JAPAN............................           1,346,151
                                                     ----------

--------------------------------------------------------------------------------

                                             SHARES    VALUE
                                             ------  ----------
MALAYSIA -- 1.3%
    Bumi Armada Berhad*....................     143  $      351
    Land & General Holdings................  13,000      14,938
    Renong Berhad..........................   7,000       9,153
    Resorts World Berhad...................   4,000      12,045
    Sime Darby Berhad......................  12,000      39,940
    Sungei Way Holdings Berhad.............   5,000       9,430
                                                     ----------
    TOTAL MALAYSIA.........................              85,857
                                                     ----------
MEXICO -- 3.2%
    Cemex. S.A. de C.V. ...................   5,000      21,397
    Corporacion Geo, S.A. de C.V.*.........   5,000      28,571
    Fomento Economico Mexicano, S.A. de
      C.V. ................................   4,000      23,814
    Grupo Financiero Bancomer, S.A. de
      C.V.*................................  37,000      17,883
    Grupo Televisa S.A.*...................   2,000      30,308
    Kimberly Clark de Mexico, S.A. de
      C.V. ................................  11,500      45,595
    Panamerican Beverages, Inc. ...........   1,100      35,613
                                                     ----------
    TOTAL MEXICO...........................             203,181
                                                     ----------
NETHERLANDS -- 2.7%
    AKZO Nobel.............................     300      41,104
    ING Groep NV...........................   1,621      74,721
    Polygram NV............................   1,100      57,709
                                                     ----------
    TOTAL NETHERLANDS......................             173,534
                                                     ----------
NEW ZEALAND -- 0.9%
    Air New Zealand Ltd. ..................   4,000      12,227
    Brierley Investments Ltd. .............  14,000      13,694
    Carter Holt Harvey Ltd. ...............  12,000      31,055
                                                     ----------
    TOTAL NEW ZEALAND......................              56,976
                                                     ----------
NORWAY -- 1.8%
    Nycomed ASA............................   4,100      60,431
    Saga Petroleum ASA.....................   3,000      56,910
                                                     ----------
    TOTAL NORWAY...........................             117,341
                                                     ----------
PERU -- 0.7%
    Compania de Minas Buenaventura S.A.
      ADR..................................   2,300      45,281
                                                     ----------
PHILIPPINES -- 0.7%
    Philippine Long Distance Telephone Co.
      ADR..................................     400      25,700
    Pilipino Telephone Corp.*..............  34,000      17,077
                                                     ----------
    TOTAL PHILIPPINES......................              42,777
                                                     ----------
SINGAPORE -- 2.0%
    Development Bank of Singapore Ltd. ....   3,000      37,770
    Keppel Fels Ltd. ......................   2,000       6,771
    Keppel Corp. Ltd. .....................   8,750      38,863
    Keppel Land Limited ...................  10,000      26,579
    United Overseas Bank Ltd. .............   2,000      20,564
                                                     ----------
    TOTAL SINGAPORE........................             130,547
                                                     ----------
SPAIN -- 0.5%
    Empresa Nacional de Electridad,
      S.A. ................................     225      18,890
    Telefonica de Espana...................     500      14,456
                                                     ----------
    TOTAL SPAIN............................              33,346
                                                     ----------
SWEDEN -- 2.1%
    Nordbanken AB..........................   1,300      43,755
    Pharmacia & Upjohn, Inc. ..............   2,300      77,711
    Sparbanken Sverige AB, Swedbank........     660      14,696
                                                     ----------
    TOTAL SWEDEN...........................             136,162
                                                     ----------
SWITZERLAND -- 2.0%
    Ciba Specialty Chemicals AG*...........      10  $      924
    Nestle SA..............................      26      34,289
    Sulzer AG..............................      70      59,915
    Sairgroup*.............................      30      33,607
                                                     ----------
    TOTAL SWITZERLAND......................             128,735
                                                     ----------
THAILAND -- 0.6%
    Land & House Public Co., Ltd. .........   8,000      17,349
    Siam City Cement Public Co., Ltd. .....   2,000       6,506
    Siam Commercial Bank & Public Co.,
      Ltd. ................................   4,000      17,028
                                                     ----------
    TOTAL THAILAND.........................              40,883
                                                     ----------
UNITED KINGDOM -- 12.6%
    Associated British Foods PLC...........   8,500      73,394
    Bass PLC...............................   2,300      28,076
    BOC Group PLC..........................   3,100      53,948
    Boots Co. PLC..........................   5,100      59,749
    British Petroleum Co. PLC..............     700       8,708
    British Telecom PLC....................   4,000      29,709
    BTR PLC................................  12,000      41,066
    Burmah Castrol PLC.....................   2,700      45,750
    Carlton Communications PLC.............   6,000      50,709
    Centrica PLC*..........................  38,500      46,964
    Cookson Group PLC......................  14,230      50,120
    De La Rue PLC..........................   7,500      46,087
    Guinness PLC...........................   8,000      78,336
    PowerGen PLC...........................   2,800      33,339
    Rank Group PLC.........................   9,000      57,028
    Reckitt & Colman PLC...................   2,700      40,265
    Royal & Sun Alliance Group PLC.........   2,000      14,755
    Sainsbury (J) PLC......................   8,000      48,560
                                                     ----------
    TOTAL UNITED KINGDOM...................             806,563
                                                     ----------
TOTAL FOREIGN STOCKS (COST $5,474,937).....           5,854,868
                                                     ----------
RIGHTS -- 0.0%
    Sulzer Rights*.........................      70           0
                                                     ----------

                                              PAR
                                             (000)
                                             ------
REPURCHASE AGREEMENTS -- 10.0%
    Lehman Brothers
      6.00% dated 06/30/97, repurchase
        price $642,107 (collateralized by
        U.S. Treasury Strips, par value
        $2,095,000, market value $668,012,
        due 07/01/97) (Cost $642,000)......  $  642  $  642,000
                                                     ----------
TOTAL INVESTMENTS -- 101.2% (COST
  $6,116,937)..............................           6,496,868
                                                     ----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 1.2%...........................             (74,533)
                                                     ----------
NET ASSETS -- 100.0%.......................          $6,422,335
                                                     ==========
    Unless otherwise noted, all foreign
      stocks are common stock.

INTERNATIONAL FUND (CONCLUDED)
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 1997:

                 PRINCIPAL
                  AMOUNT        CONTRACTED                      UNREALIZED
                  COVERED        EXCHANGE      EXPIRATION      APPRECIATION
TYPE            BY CONTRACT        RATE          MONTH        (DEPRECIATION)
------------------------------------------------------------
Buy     JPY       $ 3,428       114.56400          7/97            $ (4)
Buy     GBP        53,795         0.60052          7/97              87
Buy     GBP        30,660         0.60054          7/97              (3)
Buy     FRF         9,790         5.86436          7/97             (92)
Buy     FRF         1,076         5.87500          7/97             (13)
Buy     NZD         3,911         1.47229          7/97             (30)
Buy     AUD           317         1.32260          7/97               2
Buy     AUD         9,984         1.32257          7/97              54
Buy     AUD            61         1.32256          7/97              --
                                                                   ----
                                                                   $  1
                                                                   ====

Sell    CHF       $13,941         1.46040          7/97            $207
Sell    CHF         5,622         1.46003          7/97              32
Sell    FRF        15,067         5.86436          7/97              30
Sell    NZD         2,060         1.47221          7/97              14
Sell    NZD         7,383         1.47233          7/97              84
                                                                   ----
                                                                   $367
                                                                   ====

--------------------------------------------------------------------------------
* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.5% of net assets.

ADR -- American Depository Receipt

Countries/Currencies:

     AUD -- Australia/Australian Dollar

     CHF -- Switzerland/Swiss Franc

     FRF -- France/French Franc

     GBP -- United Kingdom/British Pound

     JPY -- Japan/Japanese Yen

     NZD -- New Zealand/New Zealand Dollar

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         MONEY MARKET        MANAGED
                                                                             FUND           BOND FUND
                                                                         -----------------------------
ASSETS
  Investments in securities at value.................................     $5,428,605        $6,169,074
  Cash in bank, including foreign currency holdings..................            641                --
  Receivable for:
     Securities sold.................................................             --                --
     Dividends and interest..........................................         16,624            56,201
     Fund shares sold................................................             --            70,889
  Due from Pacific Mutual............................................          7,321             3,876
  Other assets.......................................................          1,459             3,064
  Unrealized appreciation on foreign currency exchange contracts.....             --                --
                                                                          ----------        ----------
          Total Assets...............................................      5,454,650         6,303,104
                                                                          ----------        ----------
LIABILITIES
Cash Overdraft.......................................................             --                --
  Payable for:
     Securities purchased............................................             --            49,665
     Accrued expenses................................................          3,533             4,242
     Accrued dividends...............................................            780                --
                                                                          ----------        ----------
          Total Liabilities..........................................          4,313            53,907
                                                                          ----------        ----------
Net Assets...........................................................     $5,450,337        $6,249,197
                                                                          ==========        ==========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares authorized, $.001 par value
  per share).........................................................     $    5,450        $      625
Additional paid-in capital...........................................      5,444,887         6,250,682
Undistributed net investment income (loss)...........................              0                 0
Accumulated net realized gain (loss) on investments and foreign
  currency transactions..............................................              0           (41,119)
Accumulated net unrealized appreciation on investments, foreign
  currency transactions, and forward currency contracts..............              0            39,009
                                                                          ----------        ----------
Net Assets...........................................................     $5,450,337        $6,249,197
                                                                          ==========        ==========
Shares outstanding...................................................      5,450,337           625,140
Net asset value, offering and redemption price per share.............     $     1.00        $    10.00
                                                                          ==========        ==========
Investments at cost..................................................     $5,428,605        $6,130,065
                                                                          ==========        ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

     CAPITAL
      INCOME       BLUE CHIP        MID-CAP       AGGRESSIVE      INTERNATIONAL
       FUND           FUND        EQUITY FUND     GROWTH FUND         FUND
-------------------------------------------------------------------------------
    $8,134,704     $7,915,285     $6,074,782      $6,121,709       $ 6,496,868
            --        447,037        505,476              --               802
        52,442         28,623        140,026       1,041,941            66,059
        43,566          8,390          7,280           2,353            21,277
        63,922        122,354         17,513           9,262            30,312
         1,997            848          1,200              --               396
         3,016          2,929          2,973           2,827             3,017
            --             --             --              --               368
    ----------     ----------     ----------      ----------        ----------
     8,299,647      8,525,466      6,749,250       7,178,092         6,619,099
    ----------     ----------     ----------      ----------        ----------
         1,969             --             --          12,808                --
       187,791         44,617        158,539         982,361           186,403
         4,847          4,955          3,962           4,577            10,361
            --             --             --              --                --
    ----------     ----------     ----------      ----------        ----------
       194,607         49,572        162,501         999,746           196,764
    ----------     ----------     ----------      ----------        ----------
    $8,105,040     $8,475,894     $6,586,749      $6,178,346       $ 6,422,335
    ==========     ==========     ==========      ==========        ==========
    $      747     $      758     $      597      $      568       $       587
     7,592,379      7,808,803      6,042,412       5,715,326         5,927,506
        53,530         21,293         15,804          (5,158)           50,682
        (4,380)       (39,217)       (97,061)        253,462            64,519
       462,764        684,257        624,997         214,148           379,041
    ----------     ----------     ----------      ----------        ----------
    $8,105,040     $8,475,894     $6,586,749      $6,178,346       $ 6,422,335
    ==========     ==========     ==========      ==========        ==========
       746,885        758,365        596,866         568,470           586,666
    $    10.85     $    11.18     $    11.04      $    10.87       $     10.95
    ==========     ==========     ==========      ==========        ==========
    $7,671,940     $7,231,028     $5,449,785      $5,907,561       $ 6,116,937
    ==========     ==========     ==========      ==========        ==========

PACIFIC INNOVATIONS TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM MARCH 1, 1997 TO
JUNE 30, 1997(1) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         MONEY MARKET        MANAGED
                                                                             FUND           BOND FUND
                                                                         ----------------------------
INVESTMENT INCOME
  Interest...........................................................      $ 92,782         $117,660
  Dividends..........................................................            --               --
     Less Foreign withholding taxes..................................            --               --
                                                                         ------------       ---------
          Total Investment Income....................................        92,782          117,660
                                                                         ------------       ---------
EXPENSES
  Investment advisory fees...........................................         3,709            6,350
  Shareholder servicing fees.........................................         2,698            2,746
  Accounting fees....................................................         1,602            1,630
  Custodian fees.....................................................         2,713            1,843
  Professional fees..................................................         6,311            6,388
  Trustees' fees and expenses........................................         2,881            2,918
  Insurance fees.....................................................         1,488            1,492
  Miscellaneous expenses.............................................         2,728            2,756
                                                                         ------------       ---------
          Total Expenses.............................................        24,130           26,123
          Less: Advisory fee waivers and expense reimbursements......       (14,013)         (13,251)
                                                                         ------------       ---------
          Net Expenses...............................................        10,117           12,872
                                                                         ------------       ---------
Net Investment Income (Loss).........................................        82,665          104,788
                                                                         ------------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
     Investments and foreign currency transactions...................            --          (41,119)
  Net change in unrealized appreciation on investments and foreign
     currency transactions...........................................            --           39,009
                                                                         ------------       ---------
Net Realized and Unrealized Gain (Loss) on Investments and Foreign
  Currency Transactions..............................................             0           (2,110)
                                                                         ------------       ---------
  Net Increase in Net Assets from Operations.........................      $ 82,665         $102,678
                                                                         =============      ==========

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

    CAPITAL
     INCOME      BLUE CHIP       MID-CAP       AGGRESSIVE      INTERNATIONAL
      FUND         FUND        EQUITY FUND     GROWTH FUND         FUND
    ------------------------------------------------------------------------
    $ 33,583     $  7,708       $   6,662       $  10,537        $  14,284
      36,082       31,353          25,577           1,591           65,210
          --         (147)            (19)             --           (7,148)
    --------     ---------     -----------     -----------     -------------
      69,665       38,914          32,220          12,128           72,346
    --------     ---------     -----------     -----------     -------------
       8,902        9,935           9,256          10,237           11,531
       2,967        2,999           2,794           2,685            2,795
       1,762        1,781           1,659           1,594            1,660
       2,248        2,486           2,514           2,589            6,905
       6,857        6,899           6,478           6,253            6,513
       3,133        3,152           2,959           2,856            2,975
       1,492        1,492           1,492           1,492            1,492
       2,903        2,919           2,785           2,712            2,792
    --------     ---------     -----------     -----------     -------------
      30,264       31,663          29,937          30,418           36,663
     (14,129)     (14,042)        (13,521)        (13,132)         (14,999)
    --------     ---------     -----------     -----------     -------------
      16,135       17,621          16,416          17,286           21,664
    --------     ---------     -----------     -----------     -------------
      53,530       21,293          15,804          (5,158)          50,682
    --------     ---------     -----------     -----------     -------------
      (4,380)     (39,217)        (97,061)        253,462           64,519
     462,764      684,257         624,997         214,148          379,041
    --------     ---------     -----------     -----------     -------------
     458,384      645,040         527,936         467,610          443,560
    --------     ---------     -----------     -----------     -------------
    $511,914     $666,333       $ 543,740       $ 462,452        $ 494,242
    ========     =========     ===========     ============    ===========

--------------------------------------------------------------------------------

PACIFIC INNOVATIONS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM MARCH 1, 1997 TO
JUNE 30, 1997(1) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         MONEY MARKET        MANAGED
                                                                             FUND           BOND FUND
                                                                         -----------------------------
FROM OPERATIONS
  Net investment income (loss).......................................     $   82,665        $ 104,788
  Net realized gain (loss) on investments and foreign currency
     transactions....................................................             --          (41,119)
  Net change in unrealized appreciation on investments and foreign
     exchange transactions...........................................             --           39,009
                                                                         ------------       ----------
     Net Increase in Net Assets from Operations......................         82,665          102,678
                                                                         ------------       ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income...............        (82,665)        (104,788)
                                                                         ------------       ----------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold..........................................      5,364,876        6,146,514
  Net asset value of shares issued in reinvestment of dividends and
     distributions...................................................         81,885          104,789
  Cost of shares redeemed............................................        (96,364)              (6)
                                                                         ------------       ----------
     Increase in Net Assets from Capital Share Transactions..........      5,350,397        6,251,297
                                                                         ------------       ----------
       Total Increase in Net Assets..................................      5,350,397        6,249,187
NET ASSETS
  Beginning of Period................................................         99,940               10
                                                                         ------------       ----------
  End of Period......................................................     $5,450,337        $6,249,197
                                                                         =============      ==========
SHARES ISSUED AND REDEEMED
  Shares sold........................................................      5,364,876          614,606
  Shares issued in reinvestment of dividends and distributions.......         81,885           10,534
  Shares redeemed....................................................        (96,364)              (1)
                                                                         ------------       ----------
     Net Increase in Shares Outstanding..............................      5,350,397          625,139
                                                                         =============      ==========

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

     CAPITAL
      INCOME       BLUE CHIP        MID-CAP       AGGRESSIVE      INTERNATIONAL
       FUND           FUND        EQUITY FUND     GROWTH FUND         FUND
    ---------------------------------------------------------------------------
    $   53,530     $   21,293     $   15,804      $   (5,158)      $    50,682
        (4,380)       (39,217)       (97,061)        253,462            64,519
       462,764        684,257        624,997         214,148           379,041
    ----------     ----------     -----------     -----------     -------------
       511,914        666,333        543,740         462,452           494,242
    ----------     ----------     -----------     -----------     -------------
            --             --             --              --                --
    ----------     ----------     -----------     -----------     -------------
     7,593,122      7,809,556      6,043,038       5,717,962         5,928,089
            --             --             --              --                --
            (6)            (5)           (39)         (2,078)               (6)
    ----------     ----------     -----------     -----------     -------------
     7,593,116      7,809,551      6,042,999       5,715,884         5,928,083
    ----------     ----------     -----------     -----------     -------------
     8,105,030      8,475,884      6,586,739       6,178,336         6,422,325
            10             10             10              10                10
    ----------     ----------     -----------     -----------     -------------
    $8,105,040     $8,475,894     $6,586,749      $6,178,346       $ 6,422,335
     =========      =========     ===========     ============     ===========
       746,885        758,365        596,868         568,677           586,666
            --             --             --              --                --
            (1)            (1)            (3)           (208)               (1)
    ----------     ----------     -----------     -----------     -------------
       746,884        758,364        596,865         568,469           586,665
     =========      =========     ===========     ============     ===========

--------------------------------------------------------------------------------

PACIFIC INNOVATIONS TRUST
FINANCIAL HIGHLIGHTS
FOR THE PERIOD FROM MARCH 1, 1997 TO
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         MONEY MARKET        MANAGED
                                                                             FUND           BOND FUND
                                                                         ------------       ---------
                                                                           1997(1)           1997(1)
                                                                         ----------------------------
Net Asset Value, beginning of period.................................      $   1.00         $  10.00
                                                                         ------------       ---------
Net investment income (loss).........................................          0.02             0.19
Net realized and unrealized gain on investments and foreign currency
  transactions.......................................................          0.00             0.00
                                                                         ------------       ---------
Total from investment operations.....................................          0.02             0.19
                                                                         ------------       ---------
Dividends from net investment income.................................         (0.02)           (0.19)
                                                                         ------------       ---------
Total distributions..................................................         (0.02)           (0.19)
                                                                         ------------       ---------
Net Asset Value, end of period.......................................      $   1.00         $  10.00
                                                                         =============      ==========
Total return.........................................................         1.62%            1.96%
                                                                         =============      ==========
Net assets, end of period (in thousands).............................      $  5,450         $  6,249
                                                                         =============      ==========
Ratio of expenses to average net assets:
  After fee waivers and reimbursements...............................         0.60%*           0.75%*
                                                                         =============      ==========
  Before fee waivers and reimbursements..............................         1.43%*           1.52%*
                                                                         =============      ==========
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements...............................         4.90%*           6.11%*
                                                                         =============      ==========
  Before fee waivers and reimbursements..............................         4.07%*           5.33%*
                                                                         =============      ==========
Portfolio turnover rate..............................................            --          107.02%
                                                                         =============      ==========

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

    CAPITAL
    INCOME      BLUE CHIP       MID-CAP       AGGRESSIVE      INTERNATIONAL
     FUND         FUND        EQUITY FUND     GROWTH FUND         FUND
    ------      --------      ----------      -----------      -----------
    1997(1)      1997(1)        1997(1)         1997(1)          1997(1)
    -----------------------------------------------------------------------
    $ 10.00      $  10.00       $ 10.00         $ 10.00          $ 10.00
    -------     ---------     -----------     -----------     -------------
       0.07          0.03          0.03           (0.01)            0.09
       0.78          1.15          1.01            0.88             0.86
    -------     ---------     -----------     -----------     -------------
       0.85          1.18          1.04            0.87             0.95
    -------     ---------     -----------     -----------     -------------
         --            --            --              --               --
    -------     ---------     -----------     -----------     -------------
       0.00          0.00          0.00            0.00             0.00
    -------     ---------     -----------     -----------     -------------
    $ 10.85      $  11.18       $ 11.04         $ 10.87          $ 10.95
    =======       =======     =========       =========        =========
      8.50%        11.80%        10.40%           8.70%            9.50%
    =======       =======     =========       =========        =========
    $ 8,105      $  8,476       $ 6,587         $ 6,178          $ 6,422
    =======       =======     =========       =========        =========
      0.87%*        0.94%*        0.94%*          1.03%*           1.24%*
    =======       =======     =========       =========        =========
      1.63%*        1.69%*        1.71%*          1.81%*           2.10%*
    =======       =======     =========       =========        =========
      2.89%*        1.14%*        0.90%*         -0.31%*           2.90%*
    =======       =======     =========       =========        =========
      2.12%*        0.39%*        0.13%*         -1.90%*           2.04%*
    =======       =======     =========       =========        =========
     13.68%        20.96%        24.59%          44.34%           19.67%
    =======       =======     =========       =========        =========

--------------------------------------------------------------------------------

PACIFIC INNOVATIONS TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

Pacific Innovations Trust (the "Trust"), was organized under the laws of the State of Delaware on September 25, 1996, as a "Delaware Business Trust". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations on March 1, 1997 and operates as a series company comprising seven funds: Money Market Fund, Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund and International Fund.

The Trust is the funding vehicle for variable annuity contracts offered by Pacific Mutual Life Insurance Company. Bank of America National Trust and Savings Association, a subsidiary of BankAmerica Corporation, serves as the Funds' investment advisor. Scudder, Stevens & Clark and Wellington Management Company, LLP serve as sub-advisors to the Managed Bond Fund and the International Fund, respectively.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principals.

Security Valuation

Portfolio securities listed on an exchange and over the counter securities quoted on the NASDAQ system are valued at the close of regular trading on each business day the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale price on the securities exchange or securities market in which such securities primarily are traded. Equity securities not listed on an exchange or securities market, or securities on which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Government and bond securities are valued at the bid price. Any securities or other assets for which recent market quotations are not readily available are valued as determined in good faith by or at the direction of the Board of Trustees.

Short Term obligations which mature in sixty days or less are valued at amortized cost. Short Term obligations with more than sixty days to maturity are valued at current market value until the sixtieth day prior to maturity, and thereafter are valued on an amortized cost basis based on the value on such date.

The Money Market Fund values investments utilizing the amortized cost valuation technique permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, which requires the Fund to comply with certain conditions. This technique involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded as soon as reliable information is available from the Trust's sources. All premium and discount amortization/accretions are determined by the effective yield method.

Foreign Currency Translation and Foreign Currency Exchange Contracts

The books and records of the Funds are maintained in U.S. dollars. All assets and liabilities of a Fund that are initially expressed in foreign currencies are translated into U.S. dollars each business day using the current exchange rates determined prior to the close of the NYSE. Purchases and sales of foreign securities and income and expenses relating to the foreign securities are converted into U.S. dollars based upon currency exchange rates prevailing on the respective date of such transactions. Gains and losses attributable to changes in foreign currency exchange rates are included for financial statement purposes in the net realized gains and losses on investments and foreign currency transactions.

A forward foreign currency exchange contract ("forward contract") is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The International Fund generally enters into forward contracts as a hedge, in connection with the purchase or sale of a security denominated in a foreign currency. Forward contracts are valued daily based on the effective exchange rate and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the

--------------------------------------------------------------------------------

closing or settlement of the forward transaction. Risks of entering into forward contracts include the potential inability of the counter party to meet the terms of the contract, and the Fund giving up opportunity for profit.

There are certain additional risks involved when investing in foreign securities that are not inherent in domestic securities. These risks involve foreign currency exchange rate fluctuations, adverse political and economic developments, and the imposition of unfavorable foreign governmental laws and regulations.

Dividends and Distributions to Shareholders

The Funds record dividends and distributions to shareholders on the ex-date. Each Fund, with the exception of the Money Market Fund and the Managed Bond Fund declare and pay dividends arising from net investment income gains on an annual basis. Dividends from net investment income are declared and paid daily by the Money Market Fund, and monthly by the Managed Bond Fund. Distributions for net realized capital gains, if any, are declared and paid on an annual basis, for each of the Funds.

The amount of distributions from net investment income and net realized capital gains, if any, are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Key differences include the treatment of short-term capital gains, wash sales, and the treatment of foreign currencies. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Repurchase Agreements

Under a repurchase agreement a Fund may acquire securities from financial institutions, subject to the sellers agreement to repurchase such securities at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. It is the policy of the Funds to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price. If the counter-party to the agreement defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines or incur disposition costs in liquidating the collateral.

Use of Estimates

Management of the Funds has made certain estimates and assumptions relating to the reporting of assets and liabilities to prepare these financial statements in conformity with generally accepted accounting principles. Actual results could differ from these estimates.

2.  INVESTMENT MANAGEMENT AGREEMENTS,
    INVESTMENT SUB-ADVISORY AGREEMENTS
    AND TRANSACTIONS WITH AFFILIATES

The Funds have entered into Investment Management Agreements with Bank of America National Trust and Savings Association ("Investment Manager") which provide that the Investment Manager will furnish each Fund with investment advisory and administrative services. The Investment Manager receives a fee computed daily and paid monthly based on annual rates of 0.22%, 0.37%, 0.48%, 0.53%, 0.53%, 0.61%, and 0.66% of the average daily net assets of the Money Market Fund, Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund, and International Fund, respectively.

The Investment Manager has engaged Scudder, Stevens, & Clark and Wellington Management Company, LLP to serve as sub-advisors for the Managed Bond Fund and International Fund, respectively. The sub advisors receive a fee from the Investment Manager computed daily and paid monthly based on an annual rate of 0.20% and 0.40% for the Managed Bond Fund and International Fund, respectively.

The Investment Manager and Pacific Mutual Life Insurance Company have voluntarily agreed to waive fees

--------------------------------------------------------------------------------

and reimburse Fund expenses, excluding interest, taxes, brokerage, and other portfolio transactions costs, so that the expenses will not exceed 0.60%, 0.75%, 0.87%, 0.94%, 0.94%, 1.03%, and 1.24% of the average net assets based on annual basis of the Money Market Fund, Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund, and International Fund, respectively.

The Investment Management Agreement with each Portfolio provides that the Investment Manager will reimburse the Portfolio to prevent its expenses from exceeding a specific percentage limit. During the period ended June 30, 1997, the Investment Manager reimbursed all of the Portfolios for expenses pursuant to those provisions.

PNC Bank, N.A. ("PNC Bank") serves as custodian for the Funds. As custodian of the Trust's assets, PNC Bank performs a variety of custodial services including maintaining a separate account for each Fund, holding and disbursing portfolio securities, receiving and disbursing money, and collecting income and other payments and distributions on account of the portfolio securities.

PFPC, Inc. ("PFPC") serves as accounting agent for the Funds. Under the Accounting Services Agreement, PFPC has agreed to provide certain accounting, bookkeeping, pricing, dividend distribution calculation, and disbursing services with respect to the Trust. PNC Bank and PFPC are affiliates of PNC Bank Corp.

Pacific Mutual Life is the transfer agent for the Trust and also provides shareholder support services.

Certain officers and/or Trustees of the Trust are also officers and/or directors of the Investment Manager, sub-administrator and accounting agent. During the period ended June 30, 1997, the Trust made no direct payments to its officers or interested Trustees.

3.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold, excluding short-term obligations, during the period ended June 30, 1997 were: $10,670,920 and $4,933,452 for Managed Bond Fund; $7,644,972 and $748,453 for Capital Income Fund; $8,052,350 and $1,202,262 for Blue Chip Fund; $6,473,936 and $1,269,874
for Mid-Cap Equity Fund; $6,866,132 and $1,980,661 for Aggressive Growth Fund; and $6,402,284 and $998,382 for International Fund, respectively.

4.  TAX MATTERS

It is the Trust's policy to comply with the requirements of the Internal Revenue Code pertaining to regulated investment companies and to distribute all of its taxable income, as well as any net realized gains, to its shareholders. Therefore, no federal income or excise tax provision has been made. Foreign taxes have been provided for on dividend and interest income earned on foreign investments in accordance with the applicable country's tax rates and, to the extent unrecoverable, are recorded as a reduction of investment income.

Tax Cost of Investments

At June 30, 1997, the net unrealized appreciation or depreciation based on the cost of investments for federal income tax purposes was as follows:

                          TAX          GROSS          GROSS       NET UNREALIZED
                        COST OF      UNREALIZED     UNREALIZED     APPRECIATION
                      INVESTMENTS   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                      -----------   ------------   ------------   --------------
Money Market Fund.... $ 5,429,605     $      0      $       (0)      $      0
Managed Bond Fund....   6,130,065       43,561          (4,552)        39,009
Capital Income
 Fund................   7,671,940      541,230         (78,466)       462,764
Blue Chip Fund.......   7,231,028      710,708         (26,451)       684,257
Mid-Cap Equity
 Fund................   5,449,785      666,582         (41,585)       624,997
Aggressive Growth
 Fund................   5,907,561      436,123        (221,975)       214,148
International Fund...   6,116,937      535,550        (155,619)       379,931

Semi-Annual Report
As of June 30, 1997


PACIFIC INNOVATIONS TRUST



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     BULK RATE
   U.S. POSTAGE
       PAID

   PACIFIC MUTUAL

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Pacific Mutual Life Insurance Company
Variable Annuity Department
P.O. Box 7187
Pasadena, California 91109-7187